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
BARTLIT BECK HERMAN PALENCHAR & SCOTT LLP                    DENVER OFFICE
A LAW PARTNERSHIP INCLUDING PROFESSIONAL CORPORATIONS        1899 WYNKOOP STREET,
www.bartlit-beck.com                                         8th FLOOR
                                                             DENVER, CO 80202
                                                             TELEPHONE: (303) 592-3100
                                                             FACSIMILE: (303) 592-3140

                               December 14, 2005             CHICAGO OFFICE
                                                             COURTHOUSE PLACE
                                                             54 WEST HUBBARD STREET
                                                             CHICAGO, IL 60610
VIA FEDEX AND EDGAR                                          TELEPHONE: (312) 494-4400
                                                             FACSIMILE: (312) 494-4440
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Melissa Campbell Duru, Esq.
Division of Corporation Finance
Securities and Exchange Commission
CF/AD4 100 F St NE
Washington, DC 20549-7010

    Re:   Alpha Natural Resources, Inc.
          Amendment No. 2 to Registration Statement on Form S-1
          File No. 333-129030

Dear Ms. Duru:

      On behalf of Alpha Natural Resources, Inc., we hereby transmit via EDGAR for filing with the Securities and Exchange Commission Pre-Effective Amendment No. 2 to the above-referenced Registration Statement, marked to show changes from Pre-Effective Amendment No. 1 to the Registration Statement filed on December 2, 2005. The Registration Statement has been revised in response to the Staff's comment.

      In addition, we are providing the following response to your comment letter, dated December 14, 2005, regarding the Registration Statement. To assist your review, we have retyped the text of the Staff's comment below. Please note that all references to page numbers in our response refer to the page numbers of Amendment No. 2 to the Registration Statement. The response and information described below are based upon information provided to us by Alpha Natural Resources.

Form S-1

Management's Discussion and Analysis of Financial Condition and Results of Operations, page 58


Liquidity and Capital Resources, page 72

1. In light of your statement regarding your belief in the adequacy of sources of working capital for the next twelve months, please expand your disclosure to address your expenditure budget for the next fiscal year and

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BARTLIT BECK HERMAN PALENCHAR & SCOTT LLP

Securities and Exchange Commission
Page 2
December 14, 2005

      in particular, how your liquidity may be impacted differently from quarter to quarter depending on the due date of significant obligations such as the second installment payment of $39.9 million of promissory notes. In this regard, we note also your disclosure on page 71 in which you state that your "available liquidity" as of September 30, 2005 was $41.1 million. Please clarify your disclosure accordingly.

    Alpha Natural Resources has expanded and clarified the identified disclosure under the caption "Management's Discussion and Analysis of Financial Condition and Results of Operations -- Liquidity and Capital Resources" on pages 72 to 73 of the Registration Statement in response to the Staff's comment.

                               *******************

      Please do not hesitate to call Polly Swartzfager at (303) 592-3175 or James Palenchar at (303) 592-3111 with any questions or further comments you may have regarding this filing or if you wish to discuss the above response.

                                                   Very truly yours,

                                                 BARTLIT BECK HERMAN PALENCHAR &
                                                   SCOTT LLP

cc:   Securities and Exchange Commission
        Tangela Richter

      Alpha Natural Resources, Inc.
        Vaughn R. Groves

      Simpson Thacher & Bartlett LLP
        Edward P. Tolley III
        Joshua Ford Bonnie